Fair value of financial instruments - Summary of Quantitative Information About Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	$ 142,450,000,000	$ 154,439,000,000
Loans	852,773,000,000	819,965,000,000
Deposits	1,231,687,000,000	1,208,814,000,000
Derivative related liabilities	142,629,000,000	153,491,000,000
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Fair value assets	5,189,000,000	4,553,000,000
Fair value liabilities	1,938,000,000	2,347,000,000
Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Corporate debt, related derivatives and other debt		7,000,000
Loans	1,859,000,000	1,692,000,000
Derivative related liabilities	2,000,000	130,000,000
Government Debt and Municipal Bonds [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Corporate debt, related derivatives and other debt	149,000,000	151,000,000
Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equities	2,732,000,000	2,271,000,000
Derivative related liabilities		2,000,000
Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	293,000,000	270,000,000
Derivative related liabilities	995,000,000	1,216,000,000
Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Derivative related assets	111,000,000	62,000,000
Deposits	383,000,000	241,000,000
Derivative related liabilities	485,000,000	655,000,000
Other [Member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
U.S. state, municipal and agencies debt		4,000,000
Mortgage Backed Securities	29,000,000	28,000,000
Asset-backed securities		2,000,000
Derivative related assets	5,000,000	51,000,000
Other assets	11,000,000	15,000,000
Derivative related liabilities	$ 73,000,000	$ 103,000,000
Bottom of range [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	11.70%	11.70%
Bottom of range [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	1.89%	1.67%
Bottom of range [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 9.88	$ 1
Bottom of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	7.73%	7.85%
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	10.00%	10.00%
Discount rate	8.50%	10.80%
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	1.00X	0.35X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	6.60X	8.47X
Bottom of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	4.16X	3.97X
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
IR-IR correlations	19.00%	19.00%
FX-IR correlations	29.00%	29.00%
FX-FX correlations	68.00%	68.00%
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	2.39%	1.88%
Bottom of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	1.84%	1.98%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	(83.15%)	(83.15%)
EQ volatilities	6.70%	7.00%
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	0.14%	(0.63%)
Bottom of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	32.50%	33.00%
Top of range [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	15.60%	15.60%
Top of range [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	9.96%	10.73%
Top of range [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 107.13	$ 111.9
Top of range [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	10.38%	10.72%
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	40.00%	40.00%
Discount rate	13.30%	10.80%
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	5.00X	5.77X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	22.60X	24.04X
Top of range [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	14.90X	14.31X
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
IR-IR correlations	67.00%	67.00%
FX-IR correlations	56.00%	56.00%
FX-FX correlations	68.00%	68.00%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	5.18%	4.49%
Top of range [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	2.35%	2.59%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	38.44%	38.44%
EQ volatilities	110.72%	129.00%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	10.71%	8.28%
Top of range [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	96.49%	94.90%
Weighted average [member] | Corporate debt and related derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit enhancement	13.00%	13.00%
Weighted average [member] | Corporate debt and related derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Credit spread	5.93%	6.20%
Weighted average [member] | Corporate debt and related derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Prices	$ 87.66	$ 85.64
Weighted average [member] | Government Debt and Municipal Bonds [Member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Yields	8.60%	8.92%
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Liquidity discounts	16.91%	17.35%
Discount rate	10.70%	10.80%
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/Rev multiples	3.00X	3.88X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Price Based [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
P/E multiples	8.60X	12.46X
Weighted average [member] | Private equities hedge fund investments and related equity derivatives [member] | Market comparable companies [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EV/EBITDA multiples	6.93X	8.59X
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
IR-IR correlations	Even	Even
FX-IR correlations	Even	Even
FX-FX correlations	Even	Even
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Interest rates	High	High
Weighted average [member] | Interest rate derivatives and interest-rate-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
CPI swap rates	Even	Even
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
EQ-FX correlations	Middle	Middle
EQ volatilities	Lower	Upper
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Discounted cash flow [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Dividend yields	Lower	Lower
Weighted average [member] | Equity derivatives and equity-linked structured notes [member] | Option pricing model [member] | Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Equity (EQ)-EQ correlations	Middle	Middle